Quarterly Information - Quarterly information (unaudited) (Details) (USD $)	3 Months Ended									9 Months Ended	12 Months Ended																	213 Months Ended	216 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 1996	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997	Jul. 31, 2013	Oct. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues, net		$ 0	$ 0	$ 0	$ 0	$ 6,750	$ 7,012	$ 4,958	$ 9,931			$ 28,651	$ 291,628															$ 5,110,784	$ 5,110,784
Operating Loss	(1,443,051)	(1,464,908)	(1,433,640)	(1,290,780)	(1,940,031)	(2,301,769)	(2,466,270)	(1,786,231)	(3,469,778)		(6,129,359)	(10,024,048)	(24,533,082)															(292,284,830)	(293,727,881)
Net Income/(Loss)	530,094	(3,554,586)	1,297,448	(5,640,985)	(656,199)		867,857	(9,118,651)	336,354	(693,448)	(8,554,322)	(9,490,278)	(21,675,867)	(25,279,940)	(45,812,228)	(36,228,991)	(23,504,958)	(67,967,204)	(24,001,735)	(18,362,583)	(13,261,764)	(13,693,034)	(27,097,210)	(8,841,047)	(6,239,602)	(4,663,604)	(1,379,024)	(362,727,882)	(362,197,788)
Net Loss available to common stockholders	$ 530,094	$ (5,174,763)	$ 1,297,448	$ (5,640,985)	$ (758,496)	$ (1,575,838)	$ 491,111	$ (9,118,651)	$ 336,354		$ (10,276,796)	$ (9,867,024)	$ (22,442,284)															$ (367,888,576)	$ (367,358,482)
Net Loss per share		$ (0.007)	$ 0.003	$ (0.015)	$ 0.002	$ (0.005)	$ 0.003	$ (0.028)	$ 0.001